Long Term Debt - Series E and Series G Compulsorily Convertible Preferred Shares (Series E and G CCPS) - Additional Information (Detail) ₨ in Thousands					12 Months Ended
	Aug. 05, 2015 INR (₨)	Aug. 05, 2015 USD ($)	Apr. 18, 2013 INR (₨)	Apr. 18, 2013 USD ($)	Mar. 31, 2017 INR (₨) shares	Mar. 31, 2017 USD ($) shares	Mar. 31, 2016 INR (₨)
Debt Instrument [Line Items]
Net proceeds from issuance of Series G CCPS					₨ 1,658,166	$ 25,569,000
Compulsorily convertible preferred shares, dividend | $						$ 0
IPO [Member]
Debt Instrument [Line Items]
Compulsorily convertible preferred shares, guaranteed returns					18.40%	18.40%
Series E and Series G Compulsorily Convertible Preferred Shares [Member]
Debt Instrument [Line Items]
Number of equity shares issued upon conversion | shares					1,286,598	1,286,598
Compulsorily convertible preferred shares, conversion description					Pursuant to the IPO in October 2016, the Company has converted the Series E and Series G CCPS into 1,286,598 equity shares so as to give the holders their guaranteed returns of 18.4% per annum.	Pursuant to the IPO in October 2016, the Company has converted the Series E and Series G CCPS into 1,286,598 equity shares so as to give the holders their guaranteed returns of 18.4% per annum.
Compulsorily convertible preferred shares, voting rights description					The holders of the Series E and G CCPS were not entitled to voting rights other than for certain specific matters based on their proportionate voting right as defined and specified in the shareholder and the Series E and G CCPS agreements.	The holders of the Series E and G CCPS were not entitled to voting rights other than for certain specific matters based on their proportionate voting right as defined and specified in the shareholder and the Series E and G CCPS agreements.
Compulsorily convertible preferred shares, term description					Series E and G CCPS were redeemable within twenty years from the date of their respective allotment on April 18, 2033 and August 5, 2035, respectively	Series E and G CCPS were redeemable within twenty years from the date of their respective allotment on April 18, 2033 and August 5, 2035, respectively
Compulsorily convertible preferred shares, redemption period					20 years	20 years
Compulsorily convertible preferred shares, dividend description					Each of the Series E and G CCPS holders were entitled to a 5.0% per share non-cumulative dividend, declared and paid in accordance with the Indian Companies Act of 2013. Should the equity or the Series A, B, C, D, F or H CCPS holder in any financial year received a dividend payout higher than 5% per annum of the amount invested by such investors, the Series E and G CCPS holders were entitled to receive an additional dividend equal to the difference between the percentage return earned by the equity or the Series A, B, C, D, F or H CCPS holders and the rate of dividends received by the Series E and G CCPS holders. The Company had not declared or paid any dividends through March 31, 2017.	Each of the Series E and G CCPS holders were entitled to a 5.0% per share non-cumulative dividend, declared and paid in accordance with the Indian Companies Act of 2013. Should the equity or the Series A, B, C, D, F or H CCPS holder in any financial year received a dividend payout higher than 5% per annum of the amount invested by such investors, the Series E and G CCPS holders were entitled to receive an additional dividend equal to the difference between the percentage return earned by the equity or the Series A, B, C, D, F or H CCPS holders and the rate of dividends received by the Series E and G CCPS holders. The Company had not declared or paid any dividends through March 31, 2017.
Compulsorily convertible preferred shares, dividend per share percentage					5.00%	5.00%
Series E and Series G Compulsorily Convertible Preferred Shares [Member] | Interest Expense [Member]
Debt Instrument [Line Items]
Compulsorily convertible preferred shares, unrealized changes in fair value | ₨							₨ 434,901
Series E Compulsorily Convertible Preferred Shares [Member]
Debt Instrument [Line Items]
Net proceeds from issuance of Series G CCPS			₨ 491,400	$ 7,935,000
Series E Compulsorily Convertible Preferred Shares [Member] | Buyback Obligation [Member]
Debt Instrument [Line Items]
Compulsorily convertible preferred shares, guaranteed returns					15.00%	15.00%
Series G Compulsorily Convertible Preferred Shares [Member]
Debt Instrument [Line Items]
Net proceeds from issuance of Series G CCPS	₨ 541,946	$ 8,188,000
Series G Compulsorily Convertible Preferred Shares [Member] | Buyback Obligation [Member]
Debt Instrument [Line Items]
Compulsorily convertible preferred shares, guaranteed returns					16.00%	16.00%